Note 7 - Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Schedule of Derivative Instruments [Table Text Block]
	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives not designated as hedging instruments:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts	Current portion of derivative assets	$536	Current portion of derivative liability	$2,212
	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives designated as cash flow hedges:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts hedging sales			Current portion of derivative liability	$8,905

Derivatives not designated as hedging instruments:
Hot-rolled coil steel contracts	Current portion of derivative assets	$4,241	Current portion of derivative liability	$5,524

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
			Pre- Tax Gain
		Location of Gain (Loss)	(Loss) Reclassified
	Pre-Tax Gain	Reclassified	from
	(Loss)	from AOCI into Net	AOCI into Net
	Recognized in OCI	Earnings	Earnings

For the twelve months ended March 31, 2023
Hot-rolled coil steel contracts	$9,005	Sales	$(4,116)
Total	$9,005		$(4,116)

For the twelve months ended March 31, 2022
Hot-rolled coil steel contracts	$(19,908)	Sales	$(31,753)
		Costs of goods sold	10,633
Total	$(19,908)		$(21,120)

Derivative Instruments, Gain (Loss) [Table Text Block]
		Gain Recognized in Earnings
	Location of Gain	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2023
Hot-rolled coil steel contracts	Gain (loss) on economic hedges of risk	$9,306
		Loss Recognized in Earnings
	Location of Loss	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2022
Hot-rolled coil steel contracts	Gain (loss) on economic hedges of risk	$(11,636)

Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Gain (Loss) on
Derivatives
Balance at March 31, 2022	$(10,269)
Other comprehensive income, net of loss, before reclassification	6,830
Total loss reclassified from AOCI (1)	3,122
Net current period other comprehensive income	9,952
Balance at March 31, 2023	(317)
Gain (Loss) on
Derivatives
Balance at March 31, 2021	(11,189)
Other comprehensive loss, net of income, before reclassification	(15,098)
Total loss reclassified from AOCI (1)	16,018
Net current period other comprehensive income	920
Balance at March 31, 2022	(10,269)